Intangible assets and goodwill (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Change in intangible assets and goodwill by class
Additions/(reductions)		R$ 2,696,067		R$ 3,683,910
Impairment		(971,583)	[1]	(386,427)
Amortization		(3,128,385)		(3,348,242)
Balance on		14,724,647		16,128,548	R$ 16,179,307
Goodwill
Change in intangible assets and goodwill by class
Additions/(reductions)		7,134		630,755
Impairment	[1]	(255,301)		0
Amortization		0		0
Balance on		5,327,901		5,576,068	4,945,313
Acquisition of financial service rights
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	1,525,833		1,859,905
Impairment	[1],[2]	(519,749)		(162)
Amortization	[2]	(1,313,322)		(1,116,505)
Balance on	[2]	4,487,898		4,795,136	4,051,898
Software
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	1,195,049		1,198,396
Impairment	[1],[2]	(196,533)		(386,265)
Amortization	[2]	(1,112,408)		(1,361,269)
Balance on	[2]	3,127,388		3,241,280	3,790,418
Customer portfolio
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	(43,589)		0
Impairment	[1],[2]	0		0
Amortization	[2]	(697,655)		(864,686)
Balance on	[2]	1,752,759		2,494,003	3,358,689
Others
Change in intangible assets and goodwill by class
Additions/(reductions)	[2]	11,640		(5,146)
Impairment	[1],[2]	0		0
Amortization	[2]	(5,000)		(5,782)
Balance on	[2]	R$ 28,701		R$ 22,061	R$ 32,989

[1]	Impairment losses were recognized in the consolidated statement of income, within 'Other operating income/(expenses)'.
[2]	Rate of amortization: acquisition of banking rights - in accordance with contract agreement; software - 20%; Customer portfolio - up to 20%; and others - 20%;